Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Value-added tax receivable	$ 762	$ 1,449
Advanced payment to suppliers	43	7
Deposits, current	5	9
Other current assets	4	4
Total other current assets	$ 814	$ 1,469